Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Commitments and Contingencies Disclosure

9. Commitments and Contingencies

(a)       Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2015 the Company had commitments under three shipbuilding contracts and five MoAs for the acquisition of eight newbuilds. In calculating the below commitments the Company has not taken into account the novation of the newbuild contract of Hull 1718 and the novation under negotiation of the newbuild contract of Hull 1552, as discussed in Note 3. The effect of the novations of Hulls 1718 and 1552, will be a reduction of capital expenditure requirements by an aggregate of $57,579 ($56,904 to sellers and $675 acquisition commission to our Manager) of which $11,534 was due in 2017, $20,648 was due in 2018 and of $25,397 was due in 2019.

The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2016	$78,350	$3,191	$81,541
2017	55,867	1,473	57,340
2018	20,311	888	21,199
2019	25,059	613	25,672
Total	$179,587	$6,165	$185,752

(b)       Other contingent liabilities

The Company and its Subsidiaries have not been involved in any legal proceedings, that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.